Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the PEA Growth & Income Fund

The first four paragraphs of the Fund Summary for the Fund are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of common stocks and other securities selected for both their growth potential and income potential, as described below. The Fund may also, to a limited degree, invest in securities selected exclusively for their growth potential or their income potential.

When selecting securities for their growth potential, the portfolio managers seek to identify companies that strike a balance of superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability, consistent and predictable earnings and reasonable valuation. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

When selecting securities for their income potential, the portfolio managers focus principally on dividend-paying common stocks. They seek to identify companies that have dividend yields which compare favorably to the yield on the S&P 500 Index and which also have strong operating fundamentals. The Fund may also invest to a limited degree in income-producing preferred stocks, convertible securities and real estate investment trusts (REITs). The Fund may also invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities (“junk bonds”) rated at least B by Standard & Poor’s Rating Services or Moody’s Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Fund’s portfolio managers may choose to sell a security when they believe that its growth or income will be disappointing (e.g., due to lower than expected earning, revenues or profitability) or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a security if an alternative investment is deemed to have more attractive growth or income potential.

Disclosure Relating to the OCC Value Fund

The disclosure contained in the subsection captioned “Oppenheimer Capital” in the section titled “Management of the Funds” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Value Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the NACM Global Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Global Fund is managed by Pedro Marcal, Nicholas Melhuish, Horacio A. Valeiras and Joshua Moss. Additional information about Messrs. Marcal, Melhuish and Valerias may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Moss is provided below.

Mr. Moss is a portfolio manager for the Nicholas-Applegate Global strategies. Prior to joining Nicholas-Applegate in 2001, he was with Credit Suisse First Boston in institutional equity sales and interned with Nicholas-Applegate as an analyst on the U.S. Emerging Growth team.

Disclosure Relating to the NACM International Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM International Fund is managed by Stacey R. Nutt, David Vaughn, Mark P. Roemer and Antonio Ramos. Additional information about Messrs. Nutt, Vaughn, Roemer and Ramos may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.”

Disclosure Relating to the NACM Pacific Rim Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Pacific Rim Fund is managed by Jason Campbell and Rebecca Hagstrom, CFA. Additional information about Mr. Campbell may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Ms. Hagstrom is provided below.

Ms. Hagstrom is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International strategies. Prior to joining Nicholas-Applegate in 2000, she was an investment analyst with Prudential Global Asset Management. Ms. Hagstrom started her career with Prudential Realty Group and moved on to Prudential Capital Group as an analyst. Ms. Hagstrom has ten years of investment industry experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class A, B and C Shares of OCC Renaissance Fund

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The disclosure contained in the subsection captioned “Subadviser” in the section titled “Management of the Fund” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The disclosure contained in the subsection captioned “Portfolio Managers” in the section titled “Management of the Fund” is further modified to note that Ms. Lois Roman is no longer a portfolio manager for the OCC Renaissance Fund. The Fund will continue to be managed by Messrs. Goldstein and Glinsman.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class A, B and C Shares of Allianz AMM Asset Allocation Fund

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the PEA Growth & Income Fund

The first four paragraphs of the Fund Summary for the Fund are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of common stocks and other securities selected for both their growth potential and income potential, as described below. The Fund may also, to a limited degree, invest in securities selected exclusively for their growth potential or their income potential.

When selecting securities for their growth potential, the portfolio managers seek to identify companies that strike a balance of superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability, consistent and predictable earnings and reasonable valuation. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

When selecting securities for their income potential, the portfolio managers focus principally on dividend-paying common stocks. They seek to identify companies that have dividend yields which compare favorably to the yield on the S&P 500 Index and which also have strong operating fundamentals. The Fund may also invest to a limited degree in income-producing preferred stocks, convertible securities and real estate investment trusts (REITs). The Fund may also invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities (“junk bonds”) rated at least B by Standard & Poor’s Rating Services or Moody’s Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Fund’s portfolio managers may choose to sell a security when they believe that its growth or income will be disappointing (e.g., due to lower than expected earning, revenues or profitability) or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a security if an alternative investment is deemed to have more attractive growth or income potential.

Disclosure Relating to the OCC Renaissance and OCC Value Funds

The disclosure contained in the subsection captioned “Oppenheimer Capital” in the section titled “Management of the Funds” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Disclosure Relating to the OCC Renaissance Fund

Ms. Lois Roman is no longer a portfolio manager for the OCC Renaissance Fund. The Fund will continue to be managed by Messrs. Goldstein and Glinsman. The disclosure in the Prospectus under “Management of the Funds – Oppenheimer Capital” is modified accordingly.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the RCM International Growth Equity Fund

The RCM International Growth Equity Fund has changed the range of its portfolio holdings. The disclosure in the RCM International Growth Equity Fund Summary and the Summary Information table on page 2 of the Prospectus is revised to reflect the “Approximate Number of Holdings” as between “50-115.”

Disclosure Relating to the NACM Global Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Global Fund is managed by Pedro Marcal, Nicholas Melhuish, Horacio A. Valeiras and Joshua Moss. Additional information about Messrs. Marcal, Melhuish and Valerias may be found in the

Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Moss is provided below.

Mr. Moss is a portfolio manager for the Nicholas-Applegate Global strategies. Prior to joining Nicholas-Applegate in 2001, he was with Credit Suisse First Boston in institutional equity sales and interned with Nicholas-Applegate as an analyst on the U.S. Emerging Growth team.

Disclosure Relating to the NACM International Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM International Fund is managed by Stacey R. Nutt, David Vaughn, Mark P. Roemer and Antonio Ramos. Additional information about Messrs. Nutt, Vaughn, Roemer and Ramos may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.”

Disclosure Relating to the NACM Pacific Rim Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Pacific Rim Fund is managed by Jason Campbell and Rebecca Hagstrom, CFA. Additional information about Mr. Campbell may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Ms. Hagstrom is provided below.

Ms. Hagstrom is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International strategies. Prior to joining Nicholas-Applegate in 2000, she was an investment analyst with Prudential Global Asset Management. Ms. Hagstrom started her career with Prudential Realty Group and moved on to Prudential Capital Group as an analyst. Ms. Hagstrom has ten years of investment industry experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the PEA Growth & Income Fund

The first four paragraphs of the Fund Summary for the Fund are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of common stocks and other securities selected for both their growth potential and income potential, as described below. The Fund may also, to a limited degree, invest in securities selected exclusively for their growth potential or their income potential.

When selecting securities for their growth potential, the portfolio managers seek to identify companies that strike a balance of superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability, consistent and predictable earnings and reasonable valuation. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

When selecting securities for their income potential, the portfolio managers focus principally on dividend-paying common stocks. They seek to identify companies that have dividend yields which compare favorably to the yield on the S&P 500 Index and which also have strong operating fundamentals. The Fund may also invest to a limited degree in income-producing preferred stocks, convertible securities and real estate investment trusts (REITs). The Fund may also invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities (“junk bonds”) rated at least B by Standard & Poor’s Rating Services or Moody’s Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Fund’s portfolio managers may choose to sell a security when they believe that its growth or income will be disappointing (e.g., due to lower than expected earning, revenues or profitability) or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a security if an alternative investment is deemed to have more attractive growth or income potential.

Disclosure Relating to the NACM Global Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Global Fund is managed by Pedro Marcal, Nicholas Melhuish, Horacio A. Valeiras and Joshua Moss. Additional information about Messrs. Marcal, Melhuish and Valerias may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Mr. Moss is provided below.

Mr. Moss is a portfolio manager for the Nicholas-Applegate Global strategies. Prior to joining Nicholas-Applegate in 2001, he was with Credit Suisse First Boston in institutional equity sales and interned with Nicholas-Applegate as an analyst on the U.S. Emerging Growth team.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the PEA Growth & Income Fund

The first four paragraphs of the Fund Summary for the Fund are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. Under normal circumstances, the Fund will invest primarily in a portfolio of common stocks and other securities selected for both their growth potential and income potential, as described below. The Fund may also, to a limited degree, invest in securities selected exclusively for their growth potential or their income potential.

When selecting securities for their growth potential, the portfolio managers seek to identify companies that strike a balance of superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability, consistent and predictable earnings and reasonable valuation. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

When selecting securities for their income potential, the portfolio managers focus principally on dividend-paying common stocks. They seek to identify companies that have dividend yields which compare favorably to the yield on the S&P 500 Index and which also have strong operating fundamentals. The Fund may also invest to a limited degree in income-producing preferred stocks, convertible securities and real estate investment trusts (REITs). The Fund may also invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities (“junk bonds”) rated at least B by Standard & Poor’s Rating Services or Moody’s Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Fund’s portfolio managers may choose to sell a security when they believe that its growth or income will be disappointing (e.g., due to lower than expected earning, revenues or profitability) or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a security if an alternative investment is deemed to have more attractive growth or income potential.

Disclosure Relating to the OCC Renaissance and OCC Value Funds

The disclosure contained in the subsection captioned “Oppenheimer Capital” in the section titled “Management of the Funds” is supplemented by adding the following sentence to the end of the section:

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Disclosure Relating to the OCC Renaissance Fund

Ms. Lois Roman is no longer a portfolio manager for the OCC Renaissance Fund. The Fund will continue to be managed by Messrs. Goldstein and Glinsman. The disclosure in the Prospectus under “Management of the Funds – Oppenheimer Capital” is modified accordingly.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the NACM Global Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Global Fund is managed by Pedro Marcal, Nicholas Melhuish, Horacio A. Valeiras and Joshua Moss. Additional information about Messrs. Marcal, Melhuish and Valerias may be found in the Prospectus under the subsection captioned “Sub-Adviser” in the section titled “Management of the Funds.” Additional information about Mr. Moss is provided below.

Mr. Moss is a portfolio manager for the Nicholas-Applegate Global strategies. Prior to joining Nicholas-Applegate in 2001, he was with Credit Suisse First Boston in institutional equity sales and interned with Nicholas-Applegate as an analyst on the U.S. Emerging Growth team.

Disclosure Relating to the NACM International Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM International Fund is managed by Stacey R. Nutt, David Vaughn, Mark P. Roemer and Antonio Ramos. Additional information about Messrs. Nutt, Vaughn, Roemer and Ramos may be found in the Prospectus under the subsection captioned “Sub-Adviser” in the section titled “Management of the Funds.”

Disclosure Relating to the NACM Pacific Rim Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Pacific Rim Fund is managed by Jason Campbell and Rebecca Hagstrom, CFA. Additional information about Mr. Campbell may be found in the Prospectus under the subsection captioned “Sub-Adviser” in the section titled “Management of the Funds.” Additional information about Ms. Hagstrom is provided below.

Ms. Hagstrom is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International strategies. Prior to joining Nicholas-Applegate in 2000, she was an investment analyst with Prudential Global Asset Management. Ms. Hagstrom started her career with Prudential Realty Group and moved on to Prudential Capital Group as an analyst. Ms. Hagstrom has ten years of investment industry experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Institutional Class Shares of Allianz AMM Asset Allocation Fund

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class A, B and C Shares of Allianz Technology Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

Disclosure Relating to All Funds

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the RCM Innovation Fund

The RCM Innovation Fund has been reorganized with and into the RCM Global Technology Fund, another series of Allianz Funds, and is no longer being offered to the public. At the time of the reorganization, the RCM Innovation Fund had total net assets of approximately $603.8 million and the RCM Global Technology Fund had total net assets of approximately $588.3 million.

Disclosure Relating to the RCM Global Technology Fund

In connection with the reorganization discussed above, the RCM Global Technology Fund decreased its advisory fee by 0.05%. As a result, the Annual Fund Operating Expenses table is revised to read as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	0.46%	1.61%
Class B	0.90	1.00	0.45	2.35
Class C	0.90	1.00	0.45	2.35

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)	Other Expenses reflects a 0.45% Administrative Fee paid by each class, which is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion and an additional 0.025% on assets in excess of $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares, and 0.01% in trustees’ expenses incurred by Class A shares during the most recently completed fiscal year. The administrative fee and breakpoint schedule reflects the administrative fee in effect beginning April 1, 2005. See “Administrative Fees.”

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$705	$1,030	$1,378	$2,356	$705	$1,030	$1,378	$2,356
Class B	738	1,033	1,455	1,805	238	733	1,255	1,805
Class C	338	733	1,255	2,686	238	733	1,255	2,686

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class A and C Shares of Allianz Stock Funds

Dated April 1, 2005

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class D Shares of Allianz Technology Sector Stock Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the RCM Innovation Fund

The RCM Innovation Fund has been reorganized with and into the RCM Global Technology Fund, another series of Allianz Funds, and is no longer being offered to the public. At the time of the reorganization, the RCM Innovation Fund had total net assets of approximately $603.8 million and the RCM Global Technology Fund had total net assets of approximately $588.3 million.

Disclosure Relating to the RCM Global Technology Fund

In connection with the reorganization discussed above, the RCM Global Technology Fund decreased its advisory fee by 0.05%. As a result, the Annual Fund Operating Expenses table is revised to read as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses
Class D	0.90%	0.25%	0.46%	1.61%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)	Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, which is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion and an additional 0.025% on assets in excess of $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R, shares and 0.01% in trustees’ expenses incurred by the class during the most recent fiscal year. The administrative fee and breakpoint schedule reflects the administrative fee in effect beginning April 1, 2005. See “Administrative Fees.”

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$164	$508	$876	$1,911

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Class D Shares of Allianz Stock Funds

Dated April 1, 2005

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2004 (as revised April 1, 2005)

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Disclosure Relating to the RCM Innovation Fund

The RCM Innovation Fund has been reorganized with and into the RCM Global Technology Fund, another series of Allianz Funds, and is no longer being offered to the public. At the time of the reorganization, the RCM Innovation Fund had total net assets of approximately $603.8 million and the RCM Global Technology Fund had total net assets of approximately $588.3 million.

Disclosure Relating to the RCM Global Technology Fund

In connection with the reorganization discussed above, the RCM Global Technology Fund decreased its advisory fee by 0.05%. As a result, the Annual Fund Operating Expenses table is revised to read as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Institutional	0.90%	None	0.31%	1.21%
Administrative	0.90	0.25	0.31	1.46

(1)	Other Expenses reflects a 0.30% Administrative Fee and 0.01% in trustees’ expense paid by Institutional Class Shares during the most recent fiscal year and 0.01% in trustees’ expenses estimated to be incurred by Administrative Class shares during the current fiscal year. The administrative fee reflects the fee in effect beginning April 1, 2005. See “Administrative Fees.”

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Institutional	$123	$384	$665	$1,466
Administrative	149	462	797	1,746

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated June 13, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated April 1, 2005

This supplement supercedes and replaces in its entirety the Supplement dated May 2, 2005.

The Prospectus is supplemented by adding the following paragraphs to the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. As of the date of this supplement, the West Virginia Complaint has not been formally served upon PAFM, PEA or PAD. The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. The Trust believes that the lawsuit is without merit and intends to vigorously defend the lawsuit.

The Prospectus is further supplemented by adding the following sentence to the end of the third-to-last paragraph (which begins “Under Section 9(c) of the Investment Company Act”) in the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds”:

If the West Virginia Complaint were to result in a court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.